Financial Instruments - Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Assets:
Assets held for sale	$ 527,784	$ 629,908	$ 923,176
Liabilities:
Atalaya Note		10,067,601
Atalaya Note	7,017,543
Derivative financial instruments	7,950,503
Fair Value, Recurring [Member] | Level 1 [Member]
Assets:
Assets held for sale
Liabilities:
Atalaya Note
Atalaya Note
Derivative financial instruments
Fair Value, Recurring [Member] | Level 2 [Member]
Assets:
Assets held for sale	527,784	629,908	923,176
Liabilities:
Atalaya Note
Atalaya Note
Derivative financial instruments
Fair Value, Recurring [Member] | Level 3 [Member]
Assets:
Assets held for sale
Liabilities:
Atalaya Note		$ 10,067,601
Atalaya Note	7,017,543
Derivative financial instruments	$ 7,950,503